Long-Term Debt	9 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt

	As at	As at
	September 30, 2016	December 31, 2015
	$	$
Revolving Credit Facilities due through 2021	466,787	530,971
Term Loans due through 2021	509,368	635,330
Total principal	976,155	1,166,301
Unamortized discount and debt issuance costs	(9,504)	(1,696)
Total debt	966,651	1,164,605
Less: current portion	(155,690)	(174,047)
Non-current portion of long-term debt	810,961	990,558

As at September 30, 2016, the Company had three revolving credit facilities (or the Revolvers), which, as at such date, provided for aggregate borrowings of up to $526.8 million, of which $60.0 million was undrawn (December 31, 2015 - $545.5 million, of which $14.6 million was undrawn). Interest payments are based on LIBOR plus margins, which, at September 30, 2016, the margin ranged between 0.45% and 2.00% (December 31, 2015: 0.45% and 0.60%). The total amount available under the Revolvers reduces by $10.0 million (remainder of 2016), $80.4 million (2017), $67.3 million (2018), $nil (2019), $nil (2020) and $369.1 million (thereafter). As at September 30, 2016, the Company also had two term loans outstanding, which totaled $509.4 million (December 31, 2015 - $635.3 million). Interest payments on the term loans are based on LIBOR plus margins, which, at September 30, 2016 the margin ranged from 0.30% to 2.00% (December 31, 2015 - 0.30% to 2.80%). The term loan repayments are made in quarterly or semi-annual payments. One term loan also has a balloon or bullet repayment due at maturity in 2021. These revolving credit facilities and term loans are further described below.

In January 2016, the Company entered into a $894.4 million long-term debt facility (or the New Debt Facility), consisting of both a term loan and a revolving credit component, which are both scheduled to mature in January 2021. In January 2016, $845.8 million of the New Debt Facility was used to repay the Company’s two bridge loan facilities, which matured in late January 2016, and a portion of the Company’s corporate revolving credit facility, which was scheduled to mature in 2017. As at September 30, 2016, the corporate revolving credit facility had an outstanding balance of $79.1 million (December 31, 2015 - $447.0 million). The New Debt Facility is collateralized by 36 of the Company’s vessels, together with other related security. The New Debt Facility also requires that the Company maintain a minimum hull coverage ratio of 125% of the total outstanding drawn balance for the facility period. Such requirement is assessed on a semi-annual basis with reference to vessel valuations compiled by one or more agreed upon third parties. Should the ratio drop below the required amount, the lender may request the Company to either prepay a portion of the loan in the amount of the shortfall or provide additional collateral in the amount of the shortfall, at the Company’s option. As at September 30, 2016, this ratio was 140%. The vessel values used in this ratio are appraised values prepared by the Company based on second-hand sale and purchase market data. A decline in the tanker market could negatively affect the ratio. In addition, the Company is required to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $35.0 million and at least 5.0% of the Company’s total consolidated debt.

The Company’s two remaining revolvers are collateralized by six of the Company’s vessels, together with other related security. One of the Revolvers requires that the Company’s applicable subsidiary to maintain a minimum hull coverage ratio of 105% of the total outstanding drawn balance for the facility period. Such requirement is assessed on an annual basis, with reference to vessel valuations compiled by one or more agreed upon third parties. Should the ratio drop below the required amount, the lender may request the Company either prepay a portion of the loan in the amount of the shortfall or provide additional collateral in the amount of the shortfall, at the Company’s option. As at September 30, 2016, such revolver, with a minimum hull coverage ratio requirement, had an outstanding balance of $78.6 million (December 31, 2015 - $84.0 million) and a hull coverage ratio of 106% (December 31, 2015 - 138%). In October 2016, the Company prepaid $5.0 million of the remaining revolver balance, and as a result of the payment, the pro forma hull coverage ratio increased to 114%. The vessel values used in this ratio are appraised values prepared by the Company based on second-hand sale and purchase market data. A decline in the tanker market could negatively affect the ratio. One of the Revolvers is also guaranteed by Teekay and contains covenants that require Teekay to maintain the greater of free cash (cash and cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $50.0 million and at least 5.0% of Teekay’s total consolidated debt which has recourse to Teekay. In addition, one of the Revolvers requires the Company and certain of its subsidiaries to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $35.0 million and at least 5.0% of the Company’s total consolidated debt.

The Company’s remaining term loan is collateralized by two of the Company’s vessels, together with other related security. The term loan is guaranteed by Teekay and contains covenants that require Teekay to maintain the greater of (a) free cash (cash and cash equivalents) of at least $50.0 million and (b) an aggregate of free cash and undrawn committed revolving credit lines with at least six months to maturity of at least 5.0% of Teekay’s total consolidated debt which has recourse to Teekay.

As at September 30, 2016, the Company was in compliance with all covenants in respect of the Revolvers and term loans. Teekay has also advised the Company that Teekay is in compliance with all covenants relating to the revolving credit facilities and term loans to which the Company is a party.

The Company and certain other subsidiaries of Teekay are borrowers under one term loan arrangement. Under this arrangement, each of the borrowers is obligated on a joint and several basis. For accounting purposes, obligations resulting from long-term debt joint and several liability arrangements are measured at the sum of the amount the Company agreed to pay, on the basis of its arrangement with its co-obligor, and any additional amount the Company expects to pay on behalf of its co-obligor. As of September 30, 2016, the term loan arrangement had an outstanding balance of $nil from its co-obligor. The Company does not expect to pay any amount on behalf of its co-obligors. Teekay has agreed to indemnify the Company in respect of any losses and expenses arising from any breach by co-obligors of the terms and conditions of the term loan.
The weighted-average effective interest rate on the Company’s long-term debt as at September 30, 2016 was 2.4% (December 31, 2015 - 1.6%). This rate does not reflect the effect of the Company’s interest rate swap agreements (see note 8).
The aggregate annual long-term principal repayments required to be made by the Company under the Revolvers and term loans subsequent to September 30, 2016 are $60.8 million (remaining 2016), $174.1 million (2017), $177.3 million (2018), $110.0 million (2019), $110.0 million (2020) and $344.0 million (thereafter).